Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 74	$ 78	$ 312	$ 325	$ 302
Capitalized software [member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 17	$ 22	$ 87	$ 87	$ 74